Citi Fund Services

800 Boylston Street, 24th Floor

Boston, Massachusetts 02199

April 29, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Access One Trust
File Nos. 333-119022 and 811-21634

Rule 497(j) Filing

Dear Ladies and Gentlemen:

As Administrator on behalf of Access One Trust (the “Registrant”), pursuant to Rule 497(j) under the Securities Act of 1933, as amended, as amended, (the “1933 Act”) this is to certify that the Registrant’s Access VP High Yield FundSM Prospectus and Statement of Additional Information, each dated May 1, 2020, that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed on April 27, 2020.

Questions related to this filing may be directed to my attention at (617) 859-3439 or, in my absence, to Kristen Freeman, ProFund Advisors LLC, at (240) 497-6400.

Sincerely,

/s/ Jennifer A. English
Jennifer A. English